17. Segment and Geographic Information (Details - Reclassified to Discontinued operations) - Segment Discontinued Operations [Member] - Latin America [Member] - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 0	$ 3,105,000
Product [Member]
Revenues	0	2,693,000
License fees and royalties [Member]
Revenues	$ 0	$ 412,000